FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21399

THE AEGIS FUNDS

Address: 1100 NORTH GLEBE ROAD, SUITE 1040, ARLINGTON,
VIRGINIA 22201

Name and address of agent for service:
Aegis Financial Corporation, 1100 N. Glebe Rd., Suite 1040,
Arlington, VA 22201


Registrant's telephone number: (703) 528-7788

Date of fiscal year end: December 31, 2004

Date of reporting period: July 1, 2003 - June 30, 2004

------------------------------------------------------------------------

[page 2 of 3]

This Form N-PX is filed by The Aegis Funds (the "Trust") on behalf of its sole investment series the Aegis High Yield Fund (the "Fund"). The Trust and the Fund commenced investment operations effective January 1, 2004, and accordingly this report covers only the six-month period from inception on January 1, 2004 through June 30, 2004. During this period the Fund did not hold any voting securities requiring a proxy vote and accordingly the Fund has no proxy voting record to report in this filing.

------------------------------------------------------------------------

[page 3 of 3]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By: /s/ William S. Berno
        President
        The Aegis Funds

Date: November 5, 2004